Related-party transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salary and employee benefits		$ 4.5	$ 4.5
Share-based payments	[1]	15.1	1.7
Key Management Personnel Compensation		$ 19.6	$ 6.2

[1]	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.